Note 1 - Nature of operations	12 Months Ended
Nov. 30, 2011
Nature of Operations [Text Block]
1.	Nature of operations

Intellipharmaceutics International Inc. (“IPC” or the “Company”) is a pharmaceutical company specializing in the research, development and manufacture of novel or generic controlled-release and targeted-release oral solid dosage drugs.

The shareholders of IntelliPharmaCeutics Ltd. (“IPC Ltd.”), and Vasogen Inc. (“Vasogen”) approved a plan of arrangement and merger whereby IPC Ltd. combined with Vasogen to continue as a newly incorporated publicly traded entity to be called Intellipharmaceutics International Inc. (“the IPC Arrangement Agreement”)  at their respective shareholder meetings on October 19, 2009. The completion of the arrangement on October 22, 2009 resulted in a publicly traded company, Intellipharmaceutics International Inc., incorporated under the laws of Canada and traded on the TSX and NASDAQ. Separately, Vasogen entered into an arrangement agreement with Cervus LP (“Cervus”), an Alberta based limited partnership that reorganized Vasogen prior to completion of the transaction with the Company and provided gross proceeds to Vasogen of approximately C$7.5 million in non-dilutive capital.

The Company’s principal business activities are focused on the research, development and manufacture of novel or generic controlled-release and targeted-release oral solid dosage drugs. The Company earns revenues from development contracts which provide upfront fees, milestone payments, reimbursement of certain expenditures and royalty income upon commercialization of its products. The Company has incurred losses from operations since inception, and has an accumulated deficit of $23,947,819 as at November 30, 2011 (November 30, 2010 and 2009 - $19,067,542 and $13,306,451) respectively. Previously, the Company funded its research and development activities through the issuance of capital stock, loans from related parties, funds from the IPC Arrangement Agreement and funds received under development agreements. There is no certainty that such funding will be available going forward.

As the Company has several projects in the research and development stage, it expects to incur additional losses and require additional financial resources to support its operating activities for the foreseeable future. The continuation of the Company’s research and development activities and the commercialization of its products are dependent upon the Company’s ability to successfully complete its research programs, protect its intellectual property, obtain regulatory approvals and finance its cash requirements on an ongoing basis.

The consolidated financial statements are prepared on a going concern basis and substantial doubt exists on the appropriateness of this.  In order for us to continue operations at existing levels, we expect that over the next twelve months we will require significant additional capital.  While we expect to satisfy our operating cash requirements over the next twelve months from cash on hand, collection of anticipated revenues resulting from future commercialization activities, development agreements or marketing license agreements, through managing operating expense levels, equity and/or debt financings, and/or strategic partners funding some or all costs of development, there can be no assurance that we will be able to obtain any such capital on terms or in amounts sufficient to meet our needs or at all.  The availability of financing will be affected by, among other things, the results of our research and development, our ability to obtain regulatory approvals, the market acceptance of our products, the state of the capital markets generally, strategic alliance agreements, and other relevant commercial considerations.  In addition, if we raise additional funds by issuing equity securities, our then existing security holders will likely experience dilution, and the incurring of indebtedness would result in increased debt service obligations and could require us to agree to operating and financial covenants that would restrict our operations.   In the event that we do not obtain additional capital over the next twelve months, there may be substantial doubt about our ability to continue as a going concern and realize our assets and pay our liabilities as they become due.  Any failure by us to raise additional funds on terms favorable to us, or at all, may require us to significantly change or curtail our current or planned operations in order to conserve cash until such time, if ever, that sufficient proceeds from operations are generated, and could result in our not taking advantage of business opportunities, in the termination or delay of clinical trials for one or more of our product candidates, in curtailment of our product development programs designed to identify new product candidates, in the sale or assignment of rights to our technologies, products or product candidates, and/or our inability to file abbreviated new drug applications (“ANDAs”) or New Drug Applications (“NDAs”) at all or in time to competitively market our products or product candidates.

The audited consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.